Cover	May 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Entity File Number	001-38779
Entity Registrant Name	Rhinebeck Bancorp, Inc.
Entity Central Index Key	0001751783
Entity Tax Identification Number	83-2117268
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2 Jefferson Plaza
Entity Address, City or Town	Poughkeepsie
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12601
City Area Code	(845)
Local Phone Number	454-8555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RBKB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false